Fair Value of Financial Instruments - Summary of Carrying and Estimated Fair Values for Financial Instruments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and cash equivalents	R$ 70,811	R$ 95,558	R$ 83,314	R$ 96,119
Central Bank compulsory deposits	91,248	94,148
At Amortized Cost	1,010,644	994,759
Interbank deposits	34,583	26,420
Securities purchased under agreements to resell	198,428	280,136
Other financial assets	94,752	75,090
Provision for Expected Loss	(36,029)	(33,373)
At Fair Value Through Other Comprehensive Income	76,660	49,323
At Fair Value Through Profit or Loss	322,929	286,646
Derivatives	41,854	23,466
At amortized cost	1,159,830	1,119,734
Deposits	507,060	463,424
Securities sold under repurchase agreements	256,583	330,237
Other financial liabilities	117,081	97,429
At Fair Value Through Profit or Loss	48,029	27,711
Derivatives	47,828	27,519
Structured notes	(201)	(192)
Provision for expected loss	4,140	3,792
Loan Commitments	3,303	2,601
Financial Guarantees	837	1,191
Carrying value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and cash equivalents	30,367	37,159
Financial assets	1,501,481	1,424,876
Central Bank compulsory deposits	91,248	94,148
At Amortized Cost	1,010,644	994,759
Interbank deposits	34,583	26,420
Securities purchased under agreements to resell	198,428	280,136
Securities	133,119	110,395
Loan and Financial Lease	585,791	536,091
Other financial assets	94,752	75,090
Provision for Expected Loss	(36,029)	(33,373)
At Fair Value Through Other Comprehensive Income	76,660	49,323
Securities	76,660	49,323
At Fair Value Through Profit or Loss	322,929	286,646
Securities	281,075	263,180
Derivatives	41,854	23,466
Financial liabilities	1,211,999	1,151,237
At amortized cost	1,159,830	1,119,734
Deposits	507,060	463,424
Securities sold under repurchase agreements	256,583	330,237
Interbank market funds	174,862	134,670
Institutional market funds	104,244	93,974
Other financial liabilities	117,081	97,429
At Fair Value Through Profit or Loss	48,029	27,711
Derivatives	47,828	27,519
Structured notes	201	192
Provision for expected loss	4,140	3,792
Loan Commitments	3,303	2,601
Financial Guarantees	837	1,191
Estimated fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Cash and cash equivalents	30,367	37,159
Financial assets	1,513,562	1,433,116
Central Bank compulsory deposits	91,248	94,148
At Amortized Cost	1,022,725	1,002,999
Interbank deposits	34,622	26,510
Securities purchased under agreements to resell	198,428	280,136
Securities	135,891	112,171
Loan and Financial Lease	595,061	542,465
Other financial assets	94,752	75,090
Provision for Expected Loss	(36,029)	(33,373)
At Fair Value Through Other Comprehensive Income	76,660	49,323
Securities	76,660	49,323
At Fair Value Through Profit or Loss	322,929	286,646
Securities	281,075	263,180
Derivatives	41,854	23,466
Financial liabilities	1,214,196	1,150,700
At amortized cost	1,162,027	1,119,197
Deposits	507,110	463,363
Securities sold under repurchase agreements	256,583	330,237
Interbank market funds	174,949	134,533
Institutional market funds	106,304	93,635
Other financial liabilities	117,081	97,429
At Fair Value Through Profit or Loss	48,029	27,711
Derivatives	47,828	27,519
Structured notes	201	192
Provision for expected loss	4,140	3,792
Loan Commitments	3,303	2,601
Financial Guarantees	R$ 837	R$ 1,191